Retirement And Pension Plans (Schedule Of Changes In Benefit Obligations) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of year	¥ 180,868		¥ 165,637
Service cost	6,837		6,584		6,117
Interest cost	3,671		3,589		3,315
Actuarial loss	9,992		11,979
Addition from acquisition	342		5,464
Foreign currency exchange rate changes	920		(448)
Benefit obligations at end of year	190,257		180,868		165,637
Accumulated benefit obligations at March 31	187,482		178,525
Discount rate	1.70%	[1]	2.20%	[1]
Lump-Sum Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(7,801)		(7,444)
Annuity Payments
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	¥ (4,572)		¥ (4,493)

[1]	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.